Cover	Sep. 01, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Incorporation, State or Country Code	L2
Entity File Number	1-36820
Entity Tax Identification Number	98-1183488
Entity Address, Address Line One	Building Two
Entity Address, Address Line Two	Parkmore Business Park West
Entity Address, City or Town	Galway
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	438-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	MDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001613103
Entity Registrant Name	Medtronic plc
Entity Address, Postal Zip Code	H91 4K49
Amendment Flag	false
1.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2027
Trading Symbol	MDT/27
Security Exchange Name	NYSE
0.375% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2028
Trading Symbol	MDT/28
Security Exchange Name	NYSE
3.000% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2028
Trading Symbol	MDT/28A
Security Exchange Name	NYSE
3.650% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	3.650% Senior Notes due 2029
Trading Symbol	MDT/29
Security Exchange Name	NYSE
2.950% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	2.950% Senior Notes due 2030
Trading Symbol	MDT/30
Security Exchange Name	NYSE
1.625% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2031
Trading Symbol	MDT/31
Security Exchange Name	NYSE
1.000% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2031
Trading Symbol	MDT/31A
Security Exchange Name	NYSE
3.125% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2031
Trading Symbol	MDT/31B
Security Exchange Name	NYSE
0.750% Senior Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.750% Senior Notes due 2032
Trading Symbol	MDT/32
Security Exchange Name	NYSE
3.375% Senior Notes due 2034
Entity Information [Line Items]
Title of 12(b) Security	3.375% Senior Notes due 2034
Trading Symbol	MDT/34
Security Exchange Name	NYSE
3.875% Senior Notes due 2036
Entity Information [Line Items]
Title of 12(b) Security	3.875% Senior Notes due 2036
Trading Symbol	MDT/36
Security Exchange Name	NYSE
2.250% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2039
Trading Symbol	MDT/39A
Security Exchange Name	NYSE
1.500% Senior Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.500% Senior Notes due 2039
Trading Symbol	MDT/39B
Security Exchange Name	NYSE
1.375% Senior Notes due 2040
Entity Information [Line Items]
Title of 12(b) Security	1.375% Senior Notes due 2040
Trading Symbol	MDT/40A
Security Exchange Name	NYSE
4.150% Senior Notes due 2043
Entity Information [Line Items]
Title of 12(b) Security	4.150% Senior Notes due 2043
Trading Symbol	MDT/43A
Security Exchange Name	NYSE
4.200% Senior Notes due 2045
Entity Information [Line Items]
Title of 12(b) Security	4.200% Senior Notes due 2045
Trading Symbol	MDT/45
Security Exchange Name	NYSE
1.750% Senior Notes due 2049
Entity Information [Line Items]
Title of 12(b) Security	1.750% Senior Notes due 2049
Trading Symbol	MDT/49
Security Exchange Name	NYSE
1.625% Senior Notes due 2050
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2050
Trading Symbol	MDT/50
Security Exchange Name	NYSE
4.150% Senior Notes due 2053
Entity Information [Line Items]
Title of 12(b) Security	4.150% Senior Notes due 2053
Trading Symbol	MDT/53
Security Exchange Name	NYSE